Statements of Cash Flows	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Statements of Cash Flows
39.	Statements of Cash Flows

(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Interest income	￦	(50,357)	(63,579)	(69,936)
Dividends		(1,170)	(10,011)	(35,143)
Gain on foreign currency translations		(8,928)	(4,576)	(2,776)
Gain on valuation of derivatives		(101,343)	(2,499)	(6,532)
Gain on settlement of derivatives		(7,829)	(29,277)	(20,399)
Gain relating to investments in subsidiaries, associates and joint ventures, net		(1,028,403)	(449,543)	(3,270,912)
Gain on sale of accounts receivable — other		(22,605)	(15,855)	(20,023)
Gain on disposal of property and equipment and intangible assets		(35,644)	(8,533)	(38,933)
Gain on business transfer		(12,455)	(69,522)	—
Gain relating to financial assets at FVTPL		(35,844)	(4,504)	(83,636)
Gain relating to financial liabilities at FVTPL		—	(56)	—
Other income		(4,220)	(1,875)	(952)
Interest expense		399,176	406,087	307,319
Loss on foreign currency translations		12,730	4,948	2,397
Loss on disposal of long-term investment securities		98	—	—
Loss on sale of accounts receivable — other		—	5,823	—
Income tax expense		376,502	300,268	843,978
Expense related to defined benefit plan		198,794	175,165	147,722
Share option		4,313	2,073	789
Depreciation and amortization		4,169,996	4,021,016	3,284,339
Bad debt expense		48,625	28,841	38,211
Loss on disposal of property and equipment and intangible assets		41,598	47,760	87,257
Impairment loss on property and equipment and intangible assets		208,833	65,935	255,839
Bad debt for accounts receivable — other		10,559	5,802	7,718
Loss on valuation of derivatives		13,551	—	—
Loss on settlement of derivatives		2,637	641	12,554
Loss relating to financial assets at FVTPL		10,894	7,753	22,507
Loss relating to financial liabilities at FVTPL		—	43	1,535
Loss on impairment of investment assets		—	1,670	3,157
Other expenses		67,146	21,044	102,839

	￦	4,256,654	4,435,039	1,568,919

(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Accounts receivable — trade	￦	(33,410)	(211,712)	175,841
Accounts receivable — other		(50,003)	48,399	319,913
Accrued income		—	151	—
Advanced payments		(945)	(12,204)	13,393
Prepaid expenses		112,270	(680,925)	(3,597)
Inventories		(7,219)	115,893	(13,429)
Long-term accounts receivable — other		26,027	(56,216)	11,064
Contract assets		1,528	(68,805)	9,161
Guarantee deposits		26,122	6,392	(258)
Accounts payable — trade		3,023	(23,607)	(58,487)
Accounts payable — other		311,737	167,595	(271,128)
Withholdings		33,348	(31,545)	129,492
Contract liabilities		35,426	33,574	11,328
Deposits received		(1,028)	(3,112)	(333)
Accrued expenses		61,848	116,949	(102,246)
Provisions		(30,773)	(36,478)	(4,298)
Long-term provisions		(548)	(1,699)	1,193
Plan assets		(145,214)	(130,790)	(123,075)
Retirement benefit payment		(76,987)	(84,098)	(63,957)
Others		37,256	(3,892)	(4,628)

	￦	302,458	(856,130)	25,949

(3)	Significant non-cash transactions for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Increase(decrease) in accounts payable — other relating to acquisition of property and equipment and intangible assets	￦	(426,723)	438,622	1,162,301
Increase of right-of-use assets		736,157	1,141,349	—
Contribution in kind for investments		4,702	78,900	—
Investment in subsidiary from comprehensive stock exchange		—	—	129,595
Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.		1,072,487	—	—

(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020
	January 1, 2020		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Business combinations	Other changes	December 31, 2020
Total liabilities from financing activities:
Short-term borrowings	￦	20,603		76,375	13,020	—	—	—	109,998
Long-term borrowings		2,022,537		(3,026)	(14,208)	—	—	23,621	2,028,924
Debentures		8,220,833		445,462	(94,391)	—	—	7,839	8,579,743
Lease liabilities		1,291,007		(412,666)	—	—	7,696	550,740	1,436,777
Long-term payables — other		1,971,609		(428,100)	—	—	—	23,445	1,566,954
Derivative financial liabilities		1,043		8,191	—	44,942	—	—	54,176
Derivative financial assets		(144,886)		28,500	—	51,250	—	—	(65,136)

	￦	13,382,746		(285,264)	(95,579)	96,192	7,696	605,645	13,711,436
Other cash flows from financing activities:
Payments of cash dividends			￦	(742,136)
Payments of interest on hybrid bonds				(14,766)
Acquisition of treasury shares				(426,664)
Cash inflow from transactions with the non-controlling shareholders				17,766
Cash outflow from transactions with the non-controlling shareholders				(6,515)
				(1,172,315)

			￦	(1,457,579)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.

(In millions of won)
	2019
	January 1, 2019		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Business combinations	Other changes	December 31, 2019
Total liabilities from financing activities:
Short-term borrowings	￦	80,000		(59,860)	(2)	—	465	—	20,603
Long-term borrowings		2,104,996		(89,882)	1,129	—	—	6,294	2,022,537
Debentures		7,466,852		693,444	59,157	223	—	1,157	8,220,833
Lease liabilities		844,283		(443,238)	—	—	955	889,007	1,291,007
Long-term payables – other		2,393,027		(428,153)	(84)	—	—	6,819	1,971,609
Derivative financial liabilities		4,184		626	—	(3,767)	—	—	1,043
Derivative financial assets		(55,457)		11,800	—	(98,958)	—	(2,271)	(144,886)

	￦	12,837,885		(315,263)	60,200	(102,502)	1,420	901,006	13,382,746

Other cash flows from financing activities:
Payments of cash dividends			￦	(718,698)
Payments of interest on hybrid bonds				(14,766)
Disposal of treasury shares				300,000
Cash inflow from transactions with the non-controlling shareholders				101,398
Cash outflow from transactions with the non-controlling shareholders				(39,345)

				(371,411)

			￦	(686,674)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.